UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2015

Date of reporting period: January 31, 2015

Item 1.	Schedule of Investments

Schedule of Investments January 31, 2015	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)

Common Stock (98.1%)
Aerospace & Defense (1.2%)
AAR	20,500	$587
Alliant Techsystems	2,100	274

		861

Agricultural Products (0.5%)
Fresh Del Monte Produce	10,400	350

Air Freight & Logistics (1.3%)
Air Transport Services Group*	28,800	240
Atlas Air Worldwide Holdings*	7,700	348
Park-Ohio Holdings	6,600	353

		941

Aircraft (1.8%)
Alaska Air Group	5,200	353
Hawaiian Holdings*	22,400	435
Republic Airways Holdings*	33,600	462
SkyWest	7,300	92

		1,342

Alternative Carriers (1.5%)
Inteliquent	32,900	553
Iridium Communications*	37,200	317
Premiere Global Services*	30,700	271

		1,141

Apparel Retail (0.6%)
Stage Stores	11,200	224
Stein Mart	18,600	256

		480

Application Software (1.3%)
Ebix	19,500	446
Mentor Graphics	21,700	499

		945

Asset Management & Custody Banks (1.8%)
Ashford*	340	49
BlackRock Kelso Capital	33,200	266
Calamos Asset Management, Cl A	10,300	129
Hercules Technology Growth Capital	21,000	316
Janus Capital Group	28,300	496
Medallion Financial	8,610	82

		1,338

Automotive (3.3%)
American Axle & Manufacturing Holdings*	31,900	777
Cooper Tire & Rubber	12,000	418
Cooper-Standard Holding*	2,700	141
Federal-Mogul Holdings*	20,700	280
Standard Motor Products	6,100	222
Stoneridge*	16,000	202
Tower International*	17,700	419

		2,459

	Shares	Value (000)
Banks (14.8%)
1st Source	5,000	$149
Arrow Financial	10,900	279
Banco Latinoamericano de Comercio Exterior, Cl E	28,400	791
Bar Harbor Bankshares	7,261	223
BBCN Bancorp	37,100	480
Berkshire Hills Bancorp	12,500	311
Camden National	5,200	193
Central Pacific Financial	11,300	237
Chemical Financial	5,540	157
Citizens & Northern	700	13
Community Trust Bancorp	5,300	167
Enterprise Financial Services	400	8
Federal Agricultural Mortgage, Cl C	3,400	94
Fidelity Southern	35,700	546
Financial Institutions	11,500	253
First Busey	42,200	260
First Commonwealth Financial	34,200	270
First Defiance Financial	4,100	125
First Interstate Bancsystem, Cl A	9,500	227
First Merchants	11,400	249
Flushing Financial	8,000	145
Fulton Financial	23,500	262
Great Southern Bancorp	11,400	412
Home Loan Servicing Solutions	34,800	420
HomeStreet	12,437	220
Horizon Bancorp	10,100	226
Independent Bank	18,300	225
International Bancshares	11,200	252
Lakeland Bancorp	18,100	195
MainSource Financial Group	4,990	96
MidSouth Bancorp	16,700	233
OFG Bancorp	21,400	345
Old National Bancorp	19,600	263
Peoples Bancorp	6,170	141
Popular*	4,900	151
Provident Financial Holdings	5,600	87
Republic Bancorp, Cl A	5,330	121
S&T Bancorp	8,700	239
Susquehanna Bancshares	19,000	240
Tompkins Financial	7,400	379
Towne Bank	18,200	264
Univest Corp of Pennsylvania	18,400	341
Washington Federal	21,400	425
Webster Financial	6,000	183
WesBanco	7,400	223

		11,120

Biotechnology (0.7%)
Emergent Biosolutions*	8,600	241
Myriad Genetics*	3,400	127
PDL BioPharma	19,200	140

		508

Chemicals (0.7%)
Chase	2,000	72
FutureFuel	3,000	33
Olin	13,600	341

Schedule of Investments January 31, 2015	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Chemicals (continued)
OMNOVA Solutions*	13,000	$89

		535

Commercial Printing (0.9%)
Courier	240	6
Deluxe	4,700	305
Ennis	15,300	204
RR Donnelley & Sons	8,700	143

		658

Commercial Services (2.4%)
Convergys	28,000	537
CSG Systems International	7,290	179
Global Cash Access Holdings*	28,300	187
Higher One Holdings*	70,469	233
NeuStar, Cl A*	13,700	360
Sykes Enterprises*	13,500	304

		1,800

Commodity Chemicals (0.6%)
Cabot	10,900	462

Computer & Electronics Retail (0.5%)
Rent-A-Center, Cl A	10,500	360

Computers & Services (1.3%)
Dice Holdings*	42,300	350
Liquidity Services*	14,500	112
QLogic*	30,500	407
TeleCommunication Systems, Cl A*	27,100	77

		946

Construction & Engineering (1.1%)
Aegion, Cl A*	25,900	397
MYR Group*	7,300	183
Tutor Perini*	11,500	249

		829

Consumer Products (1.2%)
Arctic Cat	13,100	440
Johnson Outdoors, Cl A	8,692	261
Smith & Wesson Holding*	17,500	215

		916

Distributors (0.5%)
VOXX International, Cl A*	44,349	355

Diversified Capital Markets (0.5%)
JMP Group	53,674	409

Diversified REIT’s (1.3%)
Gladstone Commercial	8,100	141
Lexington Realty Trust	18,200	207
One Liberty Properties	8,800	216
RAIT Financial Trust	1,966	14
Select Income	16,400	408

		986

Electrical Services (4.0%)
Avista	21,400	795
Empire District Electric	16,900	515

	Shares	Value (000)
Electrical Services (continued)
Portland General Electric	19,100	$758
UIL Holdings	14,200	653
Unitil	7,500	280

		3,001

Financial Services (1.3%)
Nelnet, Cl A	7,800	341
Oppenheimer Holdings, Cl A	7,900	156
World Acceptance*	6,100	448

		945

Food Distributors (0.5%)
SpartanNash	15,400	397

Food, Beverage & Tobacco (1.4%)
John B Sanfilippo & Son	3,500	128
Omega Protein*	17,500	185
Sanderson Farms	3,700	296
Seneca Foods, Cl A*	2,100	54
Supervalu*	34,600	337
Universal	1,900	76

		1,076

General Merchandise Stores (0.3%)
Big Lots	4,700	216
Gordmans Stores*	11,000	40

		256

Health Care Distributors (0.3%)
PharMerica*	8,100	187

Health Care Equipment (0.7%)
Exactech*	6,300	131
Greatbatch*	2,100	102
Hill-Rom Holdings	5,400	258
PhotoMedex*	8,500	16
Symmetry Surgical*	5,575	40

		547

Health Care Facilities (1.3%)
Ensign Group	5,200	216
National Healthcare	2,800	176
Select Medical Holdings	42,500	575

		967

Health Care Services (0.5%)
Chemed	3,400	344

Homefurnishing Retail (0.4%)
Haverty Furniture	11,500	281

Hotels & Lodging (0.4%)
Marcus	15,300	288

Household Products, Furniture & Fixtures (0.4%)
Flexsteel Industries	9,300	277

Industrials (0.4%)
Brink’s	13,900	311

Insurance (5.2%)
American Equity Investment Life Holding	8,000	204
American Financial Group	3,700	215

Schedule of Investments January 31, 2015	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)

Insurance (continued)
AmTrust Financial Services	6,500	$329
Aspen Insurance Holdings	6,700	290
CNO Financial Group	17,200	267
FBL Financial Group, Cl A	6,100	318
HCI Group	9,000	416
Horace Mann Educators	5,200	158
Protective Life	1,500	105
Stancorp Financial Group	4,200	261
Symetra Financial	13,300	270
Triple-S Management, Cl B*	12,543	302
United Fire Group	9,800	274
Universal Insurance Holdings	21,900	509

		3,918

Internet Retail (0.3%)
PetMed Express	15,900	250

Leasing & Renting (2.0%)
Aircastle	22,800	458
H&E Equipment Services	12,600	221
Houston Wire & Cable	14,200	157
Ryder System	2,600	215
TAL International Group	7,600	309
Textainer Group Holdings	3,300	108

		1,468

Life Sciences Tools & Services (0.0%)
Cambrex*	900	20

Machinery (3.6%)
American Railcar Industries	2,700	136
Ampco-Pittsburgh	2,780	50
Columbus McKinnon	10,900	273
Hurco	3,700	130
Hyster-Yale Materials Handling	5,900	370
Kadant	5,800	230
LB Foster, Cl A	4,500	213
Meritor*	43,200	553
NACCO Industries, Cl A	746	41
Oshkosh	3,800	163
Wabash National*	40,500	505

		2,664

Marine (0.1%)
Safe Bulkers	19,300	69

Metal & Glass Containers (0.0%)
Myers Industries	1,000	17

Mortgage REIT’s (3.3%)
Anworth Mortgage Asset	44,200	229
Capstead Mortgage	23,500	282
Dynex Capital	32,500	272
Hatteras Financial	8,100	147
MFA Financial	45,600	358
Mortgage Investment Trust	16,400	302
New York Mortgage Trust	45,800	355
PennyMac Mortgage Investment Trust	7,500	169
Two Harbors Investment	950	10

	Shares	Value (000)
Mortgage REIT’s (continued)
Western Asset Mortgage Capital	26,100	$352

		2,476

Office Equipment (1.1%)
ACCO Brands*	69,200	548
Herman Miller	8,000	233
Steelcase, Cl A	3,980	67

		848

Office REIT’s (2.3%)
Brandywine Realty Trust	24,300	404
DuPont Fabros Technology	23,000	857
Equity Commonwealth	5,100	134
Franklin Street Properties	26,900	346

		1,741

Oil & Gas Equipment & Services (1.1%)
Hornbeck Offshore Services*	8,600	191
Newpark Resources*	36,400	314
Superior Energy Services	16,400	328
TGC Industries*	8,795	18

		851

Oil & Gas Storage & Transportation (0.0%)
StealthGas*	6,100	32

Paper & Paper Products (1.5%)
Domtar	12,800	490
Neenah Paper	6,200	356
PH Glatfelter	11,600	265

		1,111

Personal Products (0.1%)
Nutraceutical International*	5,400	105

Petroleum & Fuel Products (3.3%)
Alon USA Energy	11,700	141
Delek US Holdings	8,200	253
Energy XXI Bermuda	10,500	31
Green Plains	20,600	482
Hercules Offshore*	53,600	39
Northern Oil and Gas*	38,600	243
Ocean Rig UDW	21,800	178
Parker Drilling*	55,200	150
PetroQuest Energy*	42,200	124
REX American Resources*	4,500	250
Unit*	8,000	238
VAALCO Energy*	50,400	279
Warren Resources*	89,900	94

		2,502

Pharmaceuticals (0.4%)
Lannett*	4,900	232
Sciclone Pharmaceuticals*	7,700	57

		289

Printing & Publishing (1.0%)
CSS Industries	5,260	143
Journal Communications, Cl A*	15,000	151
Lexmark International, Cl A	5,400	215
Libbey	3,800	124

Schedule of Investments January 31, 2015	(Unaudited)

LSV Small Cap Value Fund	Shares	Value (000)
Printing & Publishing (continued)
McClatchy, Cl A*	43,800	$110

		743

Real Estate Investment Trust (REIT) (1.2%)
Summit Hotel Properties	71,600	918

Reinsurance (3.5%)
Endurance Specialty Holdings	15,000	917
Maiden Holdings	56,400	705
Montpelier Re Holdings	9,800	344
Platinum Underwriters Holdings	4,600	340
Validus Holdings	7,900	313

		2,619

Research & Consulting Services (0.1%)
Navigant Consulting*	6,000	87

Residential REIT’s (0.2%)
Preferred Apartment Communities, Cl A	14,200	144

Retail (1.1%)
Big 5 Sporting Goods	14,100	168
Dillard’s, Cl A	2,000	227
Ingles Markets, Cl A	9,000	384
Roundy’s*	17,000	61

		840

Retail REIT’s (2.0%)
Agree Realty	3,400	118
CBL & Associates Properties	18,600	383
Cedar Realty Trust	88,528	705
Inland Real Estate	10,200	116
Pennsylvania Real Estate Investment Trust	8,100	194

		1,516

Semi-Conductors/Instruments (4.6%)
Amkor Technology*	99,000	629
Benchmark Electronics*	16,700	405
Daktronics	17,900	222
Fabrinet*	23,000	376
Integrated Silicon Solution	12,200	196
IXYS	21,600	244
Key Tronic*	4,700	43
Kulicke & Soffa Industries*	31,300	475
OmniVision Technologies*	4,000	108
Photronics*	12,370	104
Sanmina*	18,708	396
Vishay Precision Group*	16,800	279

		3,477

Specialized Consumer Services (0.9%)
Outerwall*	5,750	357
Steiner Leisure*	7,994	349

		706

Specialized REIT’s (3.2%)
Ashford Hospitality Prime	1,520	26

	Shares\ Face Amount (000)	Value (000)
Specialized REIT’s (continued)
Ashford Hospitality Trust	29,600	$311
Chatham Lodging Trust	25,700	800
CorEnergy Infrastructure Trust	75,500	495
Hospitality Properties Trust	6,919	226
Sunstone Hotel Investors	32,797	559

		2,417

Steel & Steel Works (0.7%)
Commercial Metals	18,000	242
Handy & Harman*	6,900	311

		553

Technology Distributors (1.2%)
Ingram Micro, Cl A*	2,210	56
Insight Enterprises*	13,800	327
SYNNEX	2,300	170
Tech Data*	5,900	337

		890

Telephones & Telecommunications (1.7%)
Black Box	8,200	172
Emulex*	38,300	240
NETGEAR*	20,600	696
Tessco Technologies	5,700	129

		1,237

Textiles (0.5%)
Unifi*	11,286	364

Wireless Telecommunication Services (0.2%)
NTELOS Holdings	3,900	16
Spok Holdings	7,850	135

		151

Total Common Stock
(Cost $70,864)		73,641

Repurchase Agreement (1.7%)
Morgan Stanley 0.030%, dated 01/30/15, to be repurchased on 02/02/15, repurchase price $1,296 (collateralized by a US Treasury Note, par value $1,316, 0.625%, 11/15/16; with a total market value of $1,322)	$1,296	1,296

Total Repurchase Agreement
(Cost $1,296)		1,296

Total Investments — 99.8%
(Cost $72,160)†		$74,937

Percentages are based on Net Assets of $75,119 (000).

Cl	— Class

REIT	— Real Estate Investment Trust

*	Non-income producing security.

Schedule of Investments January 31, 2015	(Unaudited)

†	At January 31, 2015, the tax basis cost of the Fund’s investments was $72,160(000), and the unrealized appreciation and depreciation were $7,561(000) and ($4,784(000)) respectively.

The following is a list of the level of inputs used as of January 31, 2015, in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$73,641	$—	$—	$73,641
Repurchase Agreement	—	1,296	—	1,296
Total Investments in Securities	$73,641	$1,296	$—	$74,937

For the period ended January 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities. As of January 31, 2015, there were no level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semi- annual or annual financial statements.

LSV-QH-004-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: March 30, 2015

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: March 30, 2015